License Agreements (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
License Agreements
Annual maintenance fee	$ 12,500		$ 50,000	$ 50,000
Milestone payments	0	$ 0	$ 125,000	$ 125,000
Number of Phase 2 clinical trails | item			2	2
Royalty fees	0		$ 0
Minimum
License Agreements
Annual maintenance fee per license	30,000		30,000
Maximum
License Agreements
Annual maintenance fee per license	$ 50,000		$ 50,000